FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2015
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of assets and liabilities measured at fair value
	As of June 30, 2015 (unaudited)
	Level 1	Level 2	Level 3	Total

Assets:
Foreign exchange contracts	$-	$87	$-	$87

Liabilities:
Contingent Consideration related to acquisitions	-	-	4,178	4,178
Liabilities presented at fair value	-	-	965	965

Total liabilities	-	-	5,143	$5,143

	December 31, 2014
	Level 1	Level 2	Level 3	Total

Liabilities:
Contingent Consideration related to acquisitions	$-	$-	$4,486	$4,486
Foreign exchange contracts	-	196	-	196
Liabilities presented at fair value	-	-	906	906

Total liabilities	$-	$196	$5,392	$5,588

Schedule of change of fair value measurements that are categorized within Level 3
Total fair value as of January 1, 2015	$5,392
Acquisition	1,616
Cash settlements	(2,054)
Changes in fair value recognized in expenses	59
Accretion of payment obligation	130

Total fair value as of June 30, 2015 (unaudited)	$5,143